Intangible Assets ,net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Intangible Assets, net

10.  Intangible Assets, net

	December 31,
($ in millions)	2017	2016

Acquired Rexam intangibles (net of accumulated amortization of $246 million at December 31, 2017, and $62 million at December 31, 2016)	$2,303	$1,766
Capitalized software (net of accumulated amortization of $129 million at December 31, 2017, and $87 million at December 31, 2016)	84	79
Other intangibles (net of accumulated amortization of $163 million at December 31, 2017, and $143 million at December 31, 2016)	75	89
	$2,462	$1,934

Total amortization expense of intangible assets amounted to $220 million,  $104 million and $39 million for the years ended December 31, 2017, 2016 and 2015, respectively, including $162 million in 2017 and $65 million in 2016 of amortization expense related to the acquired intangible assets from Rexam. Based on intangible asset values and currency exchange rates as of December 31, 2017, total annual intangible asset amortization expense is expected to be $208 million, $195 million, $184 million, $175 million and $169 million for the years ending December 31, 2018 through 2022, respectively, and $1.5 billion combined for all years thereafter.